Summary of significant accounting policies - Movement of provision for loan receivables from Xiaoying Credit Loans and Revolving Loans (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at beginning of the year	$ 3,786,892	¥ 24,709,468
Provision for loans receivable from Xiaoying	34,821,460	227,210,026	¥ 37,643,244
Less: Charge-offs	(23,535,441)	(153,568,756)	(12,933,776)
Allowance for loans receivable at end of the year	15,717,362	102,555,784	24,709,468
Recoveries of charge-off of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans	1,724,031	11,249,305	751,264
Xiaoying Credit Loans And Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Provision for loans receivable from Xiaoying	34,821,460	227,210,026	37,643,244
Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Provision for loans receivable from Xiaoying	11,484,258	74,934,783
Less: Charge-offs	(661,916)	(4,319,003)
Allowance for loans receivable at end of the year	10,822,342	70,615,780
Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at beginning of the year	3,786,892	24,709,468
Provision for loans receivable from Xiaoying	23,337,202	152,275,243	37,643,244
Less: Charge-offs	(22,873,525)	(149,249,753)	(12,933,776)
Allowance for loans receivable at end of the year	4,895,020	31,940,004	¥ 24,709,468
Adoption of ASU 2016-13
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at end of the year	644,451	4,205,046
Adoption of ASU 2016-13 | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at end of the year	$ 644,451	¥ 4,205,046